Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Schedule of trade accounts receivable
	March 31, 2023	March 31, 2022
Accounts receivable	$16,412,099	$19,215,143
Less: allowance for doubtful accounts	(2,313,306)	(2,478,648)
Accounts receivable, net	14,098,793	16,736,495
Note receivable	20,813	-
Trade receivables	$14,119,606	$16,736,495